Investment Securities, Concentrations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Small Business Administration [Member]
Securities Held In Available For Sale And Held To Maturity Portfolios That Represent Greater Than 10% Of Shareholders Equity [Abstract]
Amortized Cost	$ 103,273
Fair Value, Total	100,496
Federal Home Loan Mortgage Corporation [Member]
Securities Held In Available For Sale And Held To Maturity Portfolios That Represent Greater Than 10% Of Shareholders Equity [Abstract]
Amortized Cost	141,819
Fair Value, Total	141,307
Government National Mortgage Association [Member]
Securities Held In Available For Sale And Held To Maturity Portfolios That Represent Greater Than 10% Of Shareholders Equity [Abstract]
Amortized Cost	81,272
Fair Value, Total	83,617
Federal National Mortgage Association [Member]
Securities Held In Available For Sale And Held To Maturity Portfolios That Represent Greater Than 10% Of Shareholders Equity [Abstract]
Amortized Cost	376,197
Fair Value, Total	$ 374,518